united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Tactical Growth Allocation Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 66.7%
	DEBT FUNDS - 66.7%
51,000	iShares Core U.S. Aggregate Bond ETF				$ 5,847,150
68,000	Vanguard Total Bond Market ETF				5,815,360
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,480,467)				11,662,510

	MUTUAL FUNDS - 13.0%
	DEBT FUNDS - 13.0%
4,381	Aberdeen Global High Income Fund - Class I				36,008
20,066	American Century High Income Fund - Class I				188,416
13,862	American High-Income Trust - Class F-3				139,177
20,493	BlackRock High Yield Bond Portfolio - Institutional Class				158,411
27,421	BNY Mellon High Yield Fund - Class I				168,367
17,513	Hartford High Yield Fund - Class Y				129,242
60,310	JPMorgan High Yield Fund - Class I				436,643
18,567	Lord Abbett High Yield Fund - Class I				139,070
28,493	Payden High Income Fund - Investor Class				188,623
31,755	TIAA-CREF Bond Fund - Institutional Class				344,222
34,302	TIAA-CREF High Yield Fund - Institutional Class				335,821
	TOTAL MUTUAL FUNDS (Cost - $2,275,709)				2,264,000

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.6%
	PUT OPTIONS PURCHASED - 0.6%
86	S&P 500 E-mini	March 2020	$ 2,990.00	$ 12,857,000	101,050	(a)
	TOTAL OPTIONS PURCHASED (Cost - $43,000)

	TOTAL INVESTMENTS - 80.3% (Cost - $13,799,176)				$ 14,027,560
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.7%				3,442,412
	NET ASSETS - 100.0%				$ 17,469,972

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2020	Value	Unrealized Appreciation (Depreciation) (a)
52	MSCI EAFE Index E-Mini	March 2020	$ 5,138,900	$ (148,330)	$ (148,330)
6	Nasdaq 100 E-Mini	March 2020	1,079,730	47,059	47,059
32	Russell 2000 E-Mini	March 2020	2,583,520	(64,987)	(64,987)
15	S&P 500 E-Mini	March 2020	2,418,000	19,538	19,538
13	S&P MidCap 400 E-Mini	March 2020	2,609,100	(45,354)	(45,354)
	TOTAL FUTURES CONTRACTS				$ (192,074)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares		Fair Value
	MUTUAL FUNDS - 68.6%
	DEBT FUNDS - 68.6%
540,562	Aberdeen Global High Income Fund - Class I	$ 4,443,416
981,306	American Century High Income Fund - Class I	9,214,468
13,895,828	BlackRock High Yield Bond Portfolio - Institutional Class	107,414,747
3,356,898	BNY Mellon High Yield Fund - Class I	20,611,353
881,604	Hartford High Yield Fund - Class Y	6,506,238
14,424,868	JPMorgan High Yield Fund - Class I	104,436,044
1,846,724	Lord Abbett High Yield Fund - Class I	13,831,967
1,244,016	Payden High Income Fund - Investor Class	8,235,385
5,066,815	TIAA-CREF Bond Fund - Institutional Class	54,924,274
5,474,076	TIAA-CREF High Yield Fund - Institutional Class	53,591,210
	TOTAL MUTUAL FUNDS (Cost - $384,425,925)	383,209,102

	TOTAL INVESTMENTS - 68.6% (Cost - $384,425,925)	$ 383,209,102
	CASH AND OTHER ASSETS LESS LIABILITIES - 31.4%	175,423,004
	NET ASSETS - 100.0%	$ 558,632,106

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares					Fair Value

	EXCHANGE TRADED FUNDS - 83.2%
	DEBT FUNDS - 83.2%
105,000	iShares Core U.S. Aggregate Bond ETF				$ 12,038,250
139,000	Vanguard Total Bond Market ETF				11,887,280
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,553,855)				23,925,530

Contracts**	OPTIONS PURCHASED* - 0.7%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.7%
177	S&P 500 E-mini	March 2020	$ 2,990.00	$ 26,461,500	207,975	(a)
	TOTAL OPTIONS PURCHASED (Cost - $88,500)

	TOTAL INVESTMENTS - 83.9% (Cost - $23,642,355)				$ 24,133,505
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.1%				4,630,841
	NET ASSETS - 100.0%				$ 28,764,346

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2020	Value	Unrealized (Depreciation) (a)
288	MSCI EAFE Index E-Mini	March 2020	$ 28,461,600	$ (821,726)	$ (821,726)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 82.9%
	DEBT FUNDS - 82.9%
97,000	iShares Core U.S. Aggregate Bond ETF				$ 11,121,050
130,000	Vanguard Total Bond Market ETF				11,117,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,893,713)				22,238,650

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.7%
	PUT OPTIONS PURCHASED - 0.7%
164	S&P 500 E-mini	March 2020	$ 2,990.00	$ 24,518,000	192,700	(a)
	TOTAL OPTIONS PURCHASED (Cost - $82,000)

	TOTAL INVESTMENTS - 83.6% (Cost - $21,975,713)				$ 22,431,350
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.4%				4,397,186
	NET ASSETS - 100.0%				$ 26,828,536

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2020	Value	Unrealized Appreciation (a)
45	Nasdaq 100 E-Mini	March 2020	$ 8,097,975	$ 352,946	$ 352,946
115	S&P 500 E-Mini	March 2020	18,538,000	149,794	149,794
					$ 502,740

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 83.4%
	DEBT FUNDS - 83.4%
141,000	iShares Core U.S. Aggregate Bond ETF				$ 16,165,650
189,000	Vanguard Total Bond Market ETF				16,163,280
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,825,162)				32,328,930

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.8%
	PUT OPTIONS PURCHASED - 0.8%
472	Russell 2000 E-mini	March 2020	$ 1,485.00	$ 35,046,000	290,280	(a)
	TOTAL OPTIONS PURCHASED (Cost - $112,395)

	TOTAL INVESTMENTS - 84.2% (Cost - $31,937,557)				$ 32,619,210
	CASH AND OTHER ASSETS LESS LIABILITIES - 15.8%				6,135,651
	NET ASSETS - 100.0%				$ 38,754,861

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2020	Value	Unrealized (Depreciation) (a)
236	Russell 2000 E-Mini	March 2020	$ 19,053,460	$ (480,351)	$ (480,351)
96	S&P Midcap 400 E-Mini	March 2020	19,267,200	(337,022)	(337,022)
	TOTAL FUTURES CONTRACTS				$ (817,373)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 50.3%
	DEBT FUNDS - 50.3%
68,900	iShares Core U.S. Aggregate Bond ETF	$ 7,899,385
133,300	iShares TIPS Bond ETF	15,870,698
92,500	Vanguard Total Bond Market ETF	7,910,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,116,749)	31,680,683

	MUTUAL FUNDS - 31.9%
	DEBT FUNDS - 31.9%
32,943	Aberdeen Global High Income Fund - Class I	270,789
80,783	American Century High Income Fund - Class I	758,550
169,116	American High-Income Trust - Class F3	1,697,920
203,320	BlackRock High Yield Bond Portfolio - Institutional Class	1,571,666
150,133	BNY Mellon High Yield Fund - Class I	921,817
76,098	Hartford High Yield Fund - Class Y	561,601
441,356	JPMorgan High Yield Fund - Class I	3,195,417
135,283	Lord Abbett High Yield Fund - Class I	1,013,274
114,715	Payden High Income Fund - Investor Class	759,414
435,931	TIAA-CREF Bond Fund - Institutional Class	4,725,495
470,969	TIAA-CREF High Yield Fund - Institutional Class	4,610,783
	TOTAL MUTUAL FUNDS (Cost - $20,165,902)	20,086,726

	TOTAL INVESTMENTS - 82.2% (Cost - $51,282,651)	$ 51,767,409
	LIABILITIES IN EXCESS OF OTHER ASSETS - 17.8%	11,212,324
	NET ASSETS - 100.0%	$ 62,979,733

ETF - Exchange Traded Fund

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
January 31, 2020
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 83.3%
	DEBT FUNDS - 83.3%
467,000	iShares Core U.S. Aggregate Bond ETF				$ 53,541,550
620,500	Vanguard Total Bond Market ETF				53,065,160
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,952,775)				106,606,710

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.7%
	PUT OPTIONS PURCHASED - 0.7%
787	S&P 500 E-mini	March 2020	$ 2,990.00	$ 117,656,500	924,725	(a)
	TOTAL OPTIONS PURCHASED (Cost - $393,500)

	TOTAL INVESTMENTS - 84.0% (Cost - $105,346,275)				$ 107,531,435
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.0%				20,548,097
	NET ASSETS - 100.0%				$ 128,079,532

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2020	Value	Unrealized Appreciation (Depreciation) (a)
387	MSCI EAFE Index E-mini	March 2020	$ 38,245,275	$ (1,100,482)	$ (1,100,482)
43	Nasdaq 100 E-Mini	March 2020	7,738,065	333,951	333,951
391	Russell 2000 E-Mini	March 2020	31,567,385	(797,531)	(797,531)
111	S&P 500 E-Mini	March 2020	17,893,200	132,921	132,921
158	S&P Mid 400 E-Mini	March 2020	31,710,600	(563,373)	(563,373)
	TOTAL FUTURES CONTRACTS				$ (1,994,514)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant  or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds' assets and liabilities measured at fair value:

Toews Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 11,662,510	$ -	$ -	$ 11,662,510
Mutual Funds*	2,264,000	-	-	2,264,000
Options Purchased	-	101,050	-	101,050
Total	$ 13,926,510	$ 101,050	$ -	$ 14,027,560
Asset Derivatives
Futures Contracts**	66,597	$ -	$ -	$ 66,597
Total	$ 66,597	$ -	$ -	$ 66,597
Liability Derivatives
Futures Contracts**	$ (258,671)	$ -	$ -	$ (258,671)
Total	$ (258,671)	$ -	$ -	$ (258,671)

Toews Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 383,209,102	-	-	$ 383,209,102
Total	$ 383,209,102	$ -	$ -	$ 383,209,102

Toews Tactical Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 23,925,530	$ -	$ -	$ 23,925,530
Options Purchased	-	207,975	-	207,975
Total	$ 23,925,530	$ 207,975	$ -	$ 24,133,505
Liability Derivatives
Futures Contracts**	$ (821,726)	$ -	$ -	$ (821,726)
Total	$ (821,726)	$ -	$ -	$ (821,726)

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020
Toews Tactical Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 22,238,650	$ -	$ -	$ 22,238,650
Options Purchased	-	192,700	-	192,700
Total	$ 22,238,650	$ 192,700	$ -	$ 22,431,350
Asset Derivatives
Futures Contracts**	$ 502,740	$ -	$ -	$ 502,740
Total	$ 502,740	$ -	$ -	$ 502,740

Toews Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 32,328,930	$ -	$ -	$ 32,328,930
Options Purchased	-	290,280	-	290,280
Total	$ 32,328,930	$ 290,280	$ -	$ 32,619,210
Liability Derivatives
Futures Contracts**	$ (817,373)	$ -	$ -	$ (817,373)
Total	$ (817,373)	$ -	$ -	$ (817,373)

Toews Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 31,680,683	$ -	$ -	$ 31,680,683
Mutual Funds*	20,086,726	-	-	20,086,726
Total	$ 51,767,409	$ -	$ -	$ 51,767,409

Toews Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 106,606,710	$ -	$ -	$ 106,606,710
Options Purchased		924,725		924,725
Total	$ 106,606,710	$ 924,725	$ -	$ 107,531,435
Asset Derivatives
Futures Contracts**	$ 466,872	$ -	$ -	$ 466,872
Total	$ 466,872	$ -	$ -	$ 466,872
Liability Derivatives
Futures Contracts**	$ (2,461,386)	$ -	$ -	$ (2,461,386)
Total	$ (2,461,386)	$ -	$ -	$ (2,461,386)

* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation (depreciation) at January 31, 2020.
No Funds held Level 3 securities during the period.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Exchange Traded Funds –  The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk  - ETFs, mutual funds and ETNs are subject to investment advisory fees or  management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on  investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives.  To manage equity price risk, the Funds may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities.  Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account.  Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The value of the derivative instruments outstanding as of January 31, 2020, as disclosed in the Portfolios of Investments and the unrealized gains (losses) on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Growth Allocation Fund	$ 14,428,189	$ 244,298	$ (644,927)	$ (400,629)
Tactical Income Fund	384,423,885	811,321	(2,026,104)	(1,214,783)
Oceana Fund	24,851,054	491,150	(1,208,699)	(717,549)
Monument Fund	23,685,455	455,637	(1,709,742)	(1,254,105)
Opportunity Fund	33,404,437	681,653	(1,466,880)	(785,227)
Unconstrained Income Fund	51,282,662	619,398	(134,651)	484,747
Tactical Defensive Alpha Fund	109,955,023	2,185,160	(4,608,748)	(2,423,588)

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ portfolio of investments.

Fund	Investment		Percentage of Net Assets
Growth Allocation Fund	iShares Core U.S. Aggregate Bond ETF		33.4%
	Vanguard Total Bond Market ETF		33.3%
Oceana Fund	iShares Core U.S. Aggregate Bond ETF		41.9%
	Vanguard Total Bond Market ETF		41.3%
Monument Fund	iShares Core U.S. Aggregate Bond ETF		41.5%
	Vanguard Total Bond Market ETF		41.4%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF		41.7%
	Vanguard Total Bond Market ETF		41.7%
Unconstrained Income Fund	iShares TIPS Bond ETF		25.2%
Tactical Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF		41.8%
	Vanguard Total Bond Market ETF		41.5%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/27/20